Summary of Significant Accounting Policies Reconciliation of Cash (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Cash and cash equivalents	$ 2,558	$ 1,540
Restricted cash, current	116	3,113
Restricted cash, noncurrent	35	5
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 2,709	$ 4,658	$ 1,414	$ 2,896